INTANGIBLE ASSETS (Details) (10-K) (USD $)			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Patents [Member]	Dec. 31, 2012 Patents [Member] Corporate Segment [Member]	Dec. 31, 2011 Patents [Member] Corporate Segment [Member]	Dec. 31, 2012 Trademarks [Member] Corporate Segment [Member]	Dec. 31, 2011 Trademarks [Member] Corporate Segment [Member]	Dec. 31, 2012 Trademarks [Member] Brazil Segment [Member]	Dec. 31, 2011 Trademarks [Member] Brazil Segment [Member]	Dec. 31, 2012 Customer Lists [Member] Corporate Segment [Member]	Dec. 31, 2011 Customer Lists [Member] Corporate Segment [Member]	Dec. 31, 2012 Customer Lists [Member] Brazil Segment [Member]	Dec. 31, 2011 Customer Lists [Member] Brazil Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 9,090,000	$ 9,616,000		$ 1,697,000	$ 1,768,000	$ 48,000	$ 48,000	$ 3,418,000	$ 3,751,000	$ 2,677,000	$ 2,677,000	$ 1,250,000	$ 1,372,000
Accumulated amortization	(6,515,000)	(5,688,000)		(1,029,000)	(957,000)	(38,000)	(35,000)	(2,362,000)	(2,056,000)	(2,222,000)	(1,888,000)	(864,000)	(752,000)
Net book value	2,575,000	3,928,000		668,000	811,000	10,000	13,000	1,056,000	1,695,000	455,000	789,000	386,000	620,000
Estimated useful life				17 years		7 years		7 years		7 years		7 years
Future estimated amortization expense [Abstract]
2013	1,100,000
2014	1,000,000
2015	300,000
2016	100,000
2017	100,000
Thereafter	100,000
Impairment and Sales [Abstract]
Write-offs			$ 700,000